Income Tax (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Tax [Abstract]
Potential tax benefit amount	$ 164,311,376	$ 153,026,530
Non-refundable tax	$ 2,976,920	$ 2,976,920